Short-Term Borrowings	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Short-Term Borrowings
12	SHORT-TERM BORROWINGS
As of December 31, 2021, the short-term borrowings included RMB
2,370
(US$
344
) RMB denominated loan from one third-party individual with an interest rate of
5
% per annum. The loan is unsecured and repayable on demand.
The Group repaid the loan in July 2022.
In 2022, the Group received RMB149 (US$22) government subsidy for interest paid on loans in prior year. The Group recorded the subsidy as a deduction from the related interest expense.